Segment information (Details 3) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Revenues	$ 121,256	$ 110,741	$ 93,266
Costs	(83,971)	(75,384)	(62,078)
Gross profit	40,769	37,619	33,394
Net gain from fair value adjustment of investment properties	(30,992)	37,746	(18,971)
General and administrative expenses	(12,267)	(12,152)	(10,876)
Selling expenses	(16,348)	(13,976)	(13,489)
Other operating results, net	2,770	1,101	3,657
Profit / (Loss) from operations	44,073	(24,489)	31,857
Segment profit / (loss)	20,003	(40,729)	27,420
Total [Member]
Disclosure of operating segments [line items]
Costs	(81,334)	(71,792)	(57,853)
Gross profit	40,980	37,854	33,531
General and administrative expenses	(12,333)	(12,224)	(10,949)
Other operating results, net	2,741	902	3,621
Profit / (Loss) from operations	44,625	(25,382)	34,366
Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses	(177)	(274)	(225)
Selling expenses
Other operating results, net
Management fees
Profit / (Loss) from operations	(177)	(274)	(225)
Segment profit / (loss)	(177)	(274)	(225)
Others [Member]
Disclosure of operating segments [line items]
Revenues	9,073	7,961	6,297
Costs	(7,582)	6,675	(5,672)
Gross profit	1,501	1,292	616
Net gain from fair value adjustment of investment properties
General and administrative expenses	(286)	(289)	(276)
Selling expenses	794	690	431
Other operating results, net	246	147	104
Management fees
Profit / (Loss) from operations	667	460	13
Segment profit / (loss)	739	414	11
Israel | Total [Member]
Disclosure of operating segments [line items]
Revenues	81,637	73,537	60,057
Costs	(56,296)	(52,426)	(41,935)
Gross profit	25,341	21,111	18,122
Net gain from fair value adjustment of investment properties	(2,989)	892
General and administrative expenses	(8,764)	(8,031)	(7,233)
Selling expenses	12,544	11,192	10,639
Impairment of associates	(2,470)
Other operating results, net	1,127	742	2,136
Management fees
Profit / (Loss) from operations	(299)	3,522	2,386
Share of profit/ (loss) of associates and joint ventures	1,299	(150)	(422)
Segment profit / (loss)	1,000	3,372	1,964
Reportable assets	451,267	535,565	563,654
Reportable liabilities	(403,184)	(461,015)	(479,056)
Net reportable assets	48,083	74,550	84,598
Israel | Real Estate [Member]
Disclosure of operating segments [line items]
Revenues	12,954	14,392	9,497
Costs	(6,787)	(9,121)	(5,957)
Gross profit	6,167	5,271	3,540
Net gain from fair value adjustment of investment properties	(2,989)	892
General and administrative expenses	(812)	(707)	(578)
Selling expenses	223	197	200
Impairment of associates	(2,470)
Other operating results, net	(296)		256
Management fees
Profit / (Loss) from operations	(623)	5,259	3,018
Share of profit/ (loss) of associates and joint ventures	1,495	37	158
Segment profit / (loss)	872	5,296	3,176
Reportable assets	152,941	303,425	298,031
Reportable liabilities	(146,331)	(235,553)	(231,693)
Net reportable assets	6,610	67,872	66,338
Israel | Supermarkets [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Impairment of associates
Other operating results, net
Management fees
Profit / (Loss) from operations
Share of profit/ (loss) of associates and joint ventures	1,063	717
Segment profit / (loss)	1,063	717
Reportable assets	28,090	23,013	29,579
Reportable liabilities
Net reportable assets	28,090	23,013	29,579
Israel | Telecommunications [Member]
Disclosure of operating segments [line items]
Revenues	64,838	57,506	49,066
Costs	(47,231)	(42,424)	(35,189)
Gross profit	17,607	15,082	13,877
Net gain from fair value adjustment of investment properties
General and administrative expenses	(5,519)	(4,779)	(4,594)
Selling expenses	11,887	10,562	10,059
Impairment of associates
Other operating results, net	501	397	772
Management fees
Profit / (Loss) from operations	702	138	(4)
Share of profit/ (loss) of associates and joint ventures	(265)
Segment profit / (loss)	437	138	(4)
Reportable assets	140,025	109,380	110,723
Reportable liabilities	(106,076)	(84,800)	(86,280)
Net reportable assets	33,949	24,580	24,443
Israel | Insurance [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses
Selling expenses
Impairment of associates
Other operating results, net
Management fees
Profit / (Loss) from operations
Share of profit/ (loss) of associates and joint ventures
Segment profit / (loss)
Reportable assets	3,377	22,638	27,247
Reportable liabilities
Net reportable assets	3,377	22,638	27,247
Israel | Corporate [Member]
Disclosure of operating segments [line items]
Revenues
Costs
Gross profit
Net gain from fair value adjustment of investment properties
General and administrative expenses	(1,071)	(1,058)	(854)
Selling expenses
Impairment of associates
Other operating results, net	(48)		1,141
Management fees
Profit / (Loss) from operations	(1,119)	(1,058)	287
Share of profit/ (loss) of associates and joint ventures
Segment profit / (loss)	(1,119)	(1,058)	287
Reportable assets	17,911	41,536	47,432
Reportable liabilities	(111,649)	(126,585)	(155,567)
Net reportable assets	(93,738)	(85,049)	(108,135)
Israel | Others [Member]
Disclosure of operating segments [line items]
Revenues	3,845	1,639	1,494
Costs	(2,278)	(881)	(789)
Gross profit	1,567	758	705
Net gain from fair value adjustment of investment properties
General and administrative expenses	(1,362)	(1,487)	(1,207)
Selling expenses	434	(433)	380
Impairment of associates
Other operating results, net	970	345	(33)
Management fees
Profit / (Loss) from operations	741	(817)	(915)
Share of profit/ (loss) of associates and joint ventures	(994)	(904)	(580)
Segment profit / (loss)	(253)	(1,721)	(1,495)
Reportable assets	108,923	35,573	50,642
Reportable liabilities	(39,128)	(14,077)	(5,516)
Net reportable assets	$ 69,795	$ 21,496	$ 45,126